Inventories	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 3 – INVENTORIES:

	December 31
	2022	2021
	U.S. dollars in thousands
Work in process	9,870	4,718
Finished goods	13,946	4,604
	23,816	9,322

Inventories write-downs amounted to $23 thousand, $0 thousand and $73 thousand during the years ended December 31, 2022, 2021 and 2020, respectively.